Segment Information (Details) - Schedule of non-current operating assets information by geography - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Segment Information (Details) - Schedule of non-current operating assets information by geography [Line Items]
Non-current operating assets	$ 32,123	$ 35,488
Middle East [Member]
Segment Information (Details) - Schedule of non-current operating assets information by geography [Line Items]
Non-current operating assets	29,334	32,165
North Africa [Member]
Segment Information (Details) - Schedule of non-current operating assets information by geography [Line Items]
Non-current operating assets	203	301
UK [Member]
Segment Information (Details) - Schedule of non-current operating assets information by geography [Line Items]
Non-current operating assets	2,470	2,968
Asia [Member]
Segment Information (Details) - Schedule of non-current operating assets information by geography [Line Items]
Non-current operating assets	8	31
Europe [Member]
Segment Information (Details) - Schedule of non-current operating assets information by geography [Line Items]
Non-current operating assets	20	23
North America [Member]
Segment Information (Details) - Schedule of non-current operating assets information by geography [Line Items]
Non-current operating assets	$ 88